GMACM HOME EQUITY LOAN TRUST 2007-HE2
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE2

Cut-Off Period Date                                            07/31/07
Determination Date                                             08/20/07
Record Date - Class A-1                                        08/24/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5,      07/31/07
        Class A-6
Payment Date                                                   08/27/07
Actual Days in Accrual Period (30/360)                               33
Accrual Period (30/360)                                              30

SERVICING CERTIFICATE
Beginning Pool Balance                                   949,177,944.41
Beginning PFA                                            320,145,551.40
Ending Pool Balance                                    1,252,437,869.56
Ending PFA Balance                                                    -
Principal Collections                                     16,885,443.47
Principal Draws                                                       -
Net Principal Collections                                 16,885,443.47

Active Loan Count                                                23,335

Net Interest Collections                                   7,595,912.45

Weighted Average Net Loan Rate                                 8.32931%
Weighted Average Net WAC Rate                                  8.20831%
Substitution Adjustment Amount                                     0.00

Excess Spread                                              1,162,738.69

                                                        BEGINNING          ENDING
TERM NOTES                                               BALANCE           BALANCE      FACTOR     PRINCIPAL
----------                                               -------           -------      ------     ---------
Class A-1                                                476,630,532.58 456,031,352.64  0.9328751 20,599,179.94
Class A-2                                                170,818,000.00 170,818,000.00  1.0000000          0.00
Class A-3                                                219,526,000.00 219,526,000.00  1.0000000          0.00
Class A-4                                                173,734,000.00 173,734,000.00  1.0000000          0.00
Class A-5                                                 63,873,000.00  63,873,000.00  1.0000000          0.00
Class A-6                                                124,088,000.00 124,088,000.00  1.0000000          0.00
Certificates                                                         -              -           -            -


(CONTINUED...)
                                                                    INTEREST        PERCENTAGE
TERM NOTES                                               INTEREST   SHORTFALLS INTEREST    COUPON
----------                                               ---------  ---------- --------    ------
Class A-1                                              2,385,535.82      0.00     37.75%     5.4600%
Class A-2                                                861,776.81      0.00     14.14%     6.0540%
Class A-3                                              1,132,937.10      0.00     18.17%     6.1930%
Class A-4                                                930,056.01      0.00     14.38%     6.4240%
Class A-5                                                348,693.35      0.00      5.29%     6.5510%
Class A-6                                                646,188.26      0.00     10.27%     6.2490%
Certificates                                                   0.00        -         -            -


Beginning Overcollateralization Amount                    40,653,963.23
Overcollateralization Amount Increase (Decrease)           3,713,553.69
Outstanding Overcollateralization Amount                  44,367,516.92
Target Overcollateralization Amount                       59,547,072.56

Credit Enhancement Draw Amount                                     0.00
Unreimbursed Credit Enhancer Prior Draws                           0.00


                                                                           NUMBER       PERCENT         FORECLOSURE
                                                                BALANCE   OF LOANS    OF BALANCE     UNITS       DOLLARS
Delinquent Loans (30 Days)*                                5,372,937.15      100         0.43%         0                 -
Delinquent Loans (60 Days)*                                  260,062.53       6          0.02%         0                 -
Delinquent Loans (90 Days)*                                           -       0          0.00%         0                 -
Delinquent Loans (120 Days)*                                          -       0          0.00%         0                 -
Delinquent Loans (150 Days)*                                          -       0          0.00%         0                 -
Delinquent Loans (180+ Days)*                                         -       0          0.00%         0                 -
REO                                                                   -       0          0.00%
Foreclosures                                                          -       0          0.00%
Bankruptcies                                                 185,339.59       2          0.01%



(CONTINUED...)                                                     BANKRUPTCY          REO
                                                                UNITS    DOLLARS      UNITS      DOLLARS
Delinquent Loans (30 Days)*                                       0              -      0                -
Delinquent Loans (60 Days)*                                       0              -      0                -
Delinquent Loans (90 Days)*                                       0              -      0                -
Delinquent Loans (120 Days)*                                      0              -      0                -
Delinquent Loans (150 Days)*                                      0              -      0                -
Delinquent Loans (180+ Days)*                                     0              -      0                -
REO
Foreclosures
Bankruptcies




*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.


                                                                          PERCENT OF
                                                   LIQUIDATION TO-DATE   CUT-OFF DATE PRINCIPAL BALANCE
Beginning Cumulative Loss Amount                                   0.00
Current Month Loss Amount                                          0.00
Current Month Recoveries                                           0.00
                                                  ----------------------
Ending Cumulative Loss Amount                                      0.00      0.00000%

Liquidation Loss Amount Distributed to Noteholders                 0.00

                                                   NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount                 0.00
Current Month Net Principal Recovery Amount                        0.00
                                                  ----------------------
Ending Cumulative Net Principal Recovery Amount                    0.00



                                                     SPECIAL HAZARD         FRAUD            BANKRUPTCY
Beginning Amount                                                   0.00          0.00        0.00
Current Month Loss Amount                                          0.00          0.00        0.00
Ending Amount                                                         -             -           -

Extraordinary Event Losses                                         0.00
Excess Loss Amounts                                                0.00

Current Month Repurchases Units                                       0
Current Month Repurchases ($)                                      0.00
Loans repurchased pursuant to Section 3.15 (a) of the
Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall               0.00


CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                          1,562,569.43
Withdraw relating to Collection Period                     1,436,787.11
Interest Earned (Zero, Paid to Funding Account)                    0.00
                                                  ----------------------
Ending Capitalized Interest Account Balance as of Payment Dat125,782.32
Interest earned for Collection Period                         13,961.46
Interest withdrawn related to prior Collection Period          1,522.44

PREFUNDING ACCOUNT
Beginning Balance                                        320,145,551.40
Additional Purchases during Revolving Period            (320,145,368.62)
Balance in Pre-Funding Account due to Noteholders               (182.78)
Excess of Draws over Principal Collections                         0.00
                                                  ----------------------
Total Ending Balance as of Payment Date                           (0.00)
Interest earned for Collection Period                      1,100,066.43
Interest withdrawn related to prior Collection Period        138,335.53

CASH FLOWS RECEIVED
Principal Collections                                     16,885,443.47
Interest Collections                                       7,991,403.26
Servicer Advances                                                  0.00
Pre-Funding Account remaining balance withdrawn                  182.78
Capital Interest Account withdrawal                        1,436,787.11
Reinvestment Income                                        1,114,027.89
Substitution Adjustment Amount                                     0.00
Recovery Amounts                                                   0.00
                                                  ----------------------
TOTAL CASH FLOWS RECEIVED                                 27,427,844.51

CASH FLOWS DISTRIBUTED
Principal Distribution                                    20,599,179.94
Interest Distribution                                      6,305,187.35
Residual Amount - Certificates                                     0.00
Servicer Advances - Reimbursement                                  0.00
GMACM Service Fee                                            395,490.81
GMACM Recovery Fee                                                 0.00
Credit Enhancer Fee - FGIC                                   127,986.41
                                                  ----------------------
TOTAL CASH FLOWS DISTRIBUTED                              27,427,844.51

NET CASH FLOWS REMAINING                                           0.00

YIELD MAINTENANCE

Yield Maintenance Event - Class A-1                        NO
Hedge Payment Class A-1                                   0.00
Hedge Shortfall Amount - Class A-1                        0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                    0.00%
Rolling 3 Month Delinquency Required Percentage           3.75%

Aggregate Liquidation Percentage                          0.00%
Aggregate Liquidation Required Percentage                 1.65%

SERVICING TERMINATION EVENT                                NO

Rolling 3 Month Delinquency Percentage                    0.00%
Rolling 3 Month Delinquency Required Percentage           3.25%

Aggregate Liquidation Percentage                          0.00%
Aggregate Liquidation Required Percentage                 1.15%

SERVICING TRIGGER EVENT                                    NO

Rolling Six-Month Annualized Liquidation Loss Percentage  0.00%
Maximum Loss Amount                                       1.50%

SERVICING DEFAULT                                          NO

Step Down Date                                             NO

Step Up Date - Class A-4                                   NO
Step Up Date - Class A-5                                   NO
Step Up Date - Class A-6                                   NO